Quarterly Report
September 30, 2021
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.6%
Asset-Backed & Securitized – 2.8%
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.585% (LIBOR - 1mo. + 1.5%), 10/18/2036 (n)		$579,500	$579,500
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		67,806	67,806
Bank, 2021-BN35, “XA”, 1.159%, 6/15/2064 (i)		1,307,640	106,235
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)		2,095,706	207,445
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.766%, 2/15/2054 (i)		1,344,956	163,518
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.384%, 2/15/2054 (i)		4,293,735	399,066
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)		2,525,007	213,174
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)		2,802,558	188,199
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)		3,305,122	321,307
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.405%, 8/15/2054 (i)		3,972,807	390,371
Benchmark Mortgage Trust, 2021-B29, “XA”, 1.05%, 9/15/2054 (i)(n)		4,360,167	337,895
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.442%, 2/15/2054 (i)		3,327,370	337,000
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.633% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	905,855
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		940,500	939,910
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)		467,000	469,917
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.424%, 5/15/2054 (i)		1,658,460	158,771
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.355%, 6/15/2054 (i)		2,024,410	175,978
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.326% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	763,029
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.684%, 8/15/2054 (i)		1,471,316	174,990
			$6,899,966
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$444,000	$454,654
Hyundai Capital America, 2.375%, 2/10/2023 (n)		225,000	229,954
Volkswagen Group of America Finance LLC, 2.7%, 9/26/2022 (n)		441,000	450,943
			$1,135,551
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$329,326
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021		$52,000	$52,000
Howard University, Washington D.C., 2.738%, 10/01/2022		55,000	55,961
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	62,022
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	67,525
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	83,645
			$321,153
International Market Sovereign – 57.7%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	813,435	$686,888
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		5,348,288	4,912,082
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		3,473,125	3,001,230
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	7,294,860	10,433,131
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	3,109,708	3,560,206
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		2,553,326	2,939,349
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	824,758,200	7,568,404
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	3,251,270	4,359,104
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		902,494	1,288,481
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		5,251,650	7,496,606
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	40,741,667	6,541,418
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032		3,303,910	448,621
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047	EUR	930,816	1,450,968
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		5,330,928	7,662,953
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		5,100,225	6,865,921
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,933,418	5,043,340
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		1,709,408	2,396,403

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	2,729,747	$4,402,057
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		1,540,865	2,768,858
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	2,959,525	5,015,184
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,012,943	2,040,145
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,398,201	3,247,964
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,114,838	4,235,728
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,072,498	2,491,208
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		625,046	1,427,786
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,926,773	4,668,393
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,568,949	3,560,931
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		953,981	2,242,294
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,085,027	5,712,902
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,498,864	4,111,784
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,634,471	4,428,108
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		753,418	2,711,238
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,247,245	3,685,136
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,132,206	3,848,023
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		539,598	1,876,545
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,076,654	4,021,889
			$143,151,278
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$575,618
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	172,334
			$747,952
Mortgage-Backed – 0.4%
Freddie Mac, 1.914%, 4/25/2030 (i)		$564,669	$79,250
Freddie Mac, 1.765%, 5/25/2030 (i)		1,221,668	160,612
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	62,230
Freddie Mac, 0.423%, 1/25/2031 (i)		4,884,051	131,251
Freddie Mac, 0.873%, 1/25/2031 (i)		1,882,263	126,884
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	113,625
Freddie Mac, 0.625%, 3/25/2031 (i)		5,962,781	261,228
Freddie Mac, 1.333%, 5/25/2031 (i)		709,327	75,981
Freddie Mac, 0.937%, 7/25/2031 (i)		1,133,380	96,088
			$1,107,149
Municipals – 1.2%
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		$550,000	$738,046
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046 (w)		445,000	453,084
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		480,000	518,467
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023		410,000	415,274
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042		380,000	384,291
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030		410,000	397,213
			$2,906,375
U.S. Treasury Inflation Protected Securities – 35.5%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$2,962,103	$3,120,621
U.S. Treasury Bonds, 0.625%, 1/15/2024		2,943,795	3,140,777
U.S. Treasury Bonds, 0.25%, 1/15/2025		11,488,164	12,342,147
U.S. Treasury Bonds, 2.375%, 1/15/2025		6,767,999	7,768,835
U.S. Treasury Bonds, 2%, 1/15/2026		2,171,899	2,532,751
U.S. Treasury Bonds, 0.375%, 1/15/2027		1,365,245	1,507,227
U.S. Treasury Bonds, 2.375%, 1/15/2027		883,999	1,075,388
U.S. Treasury Bonds, 2.125%, 2/15/2040		533,024	792,977
U.S. Treasury Bonds, 2.125%, 2/15/2041		2,988,196	4,497,196
U.S. Treasury Bonds, 0.75%, 2/15/2042		6,960,383	8,473,269
U.S. Treasury Bonds, 0.625%, 2/15/2043		2,214,557	2,636,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 1.375%, 2/15/2044	$1,171	$1,608
U.S. Treasury Bonds, 1%, 2/15/2046	685,547	892,086
U.S. Treasury Bonds, 1%, 2/15/2048	2,060,276	2,731,797
U.S. Treasury Bonds, 1%, 2/15/2049	683,493	915,187
U.S. Treasury Bonds, 0.25%, 2/15/2050	3,469,799	3,906,325
U.S. Treasury Notes, 0.125%, 1/15/2023 (f)	3,629,829	3,752,572
U.S. Treasury Notes, 0.125%, 7/15/2024	7,912,580	8,447,297
U.S. Treasury Notes, 0.375%, 7/15/2025	7,699,292	8,401,151
U.S. Treasury Notes, 0.125%, 1/15/2030	2,599,695	2,855,907
U.S. Treasury Notes, 0.125%, 7/15/2030	1,288,396	1,420,792
U.S. Treasury Notes, 0.125%, 1/15/2031	6,155,055	6,754,932
		$87,967,780
Total Bonds		$244,566,530
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,496,402	$3,496,402

Other Assets, Less Liabilities – 0.0%		98,617
Net Assets – 100.0%		$248,161,549
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,496,402 and $244,566,530, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,696,069, representing 5.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,600,000	USD	1,260,713	BNP Paribas S.A.	10/08/2021	$2,492
NOK	1,700,000	USD	192,295	Brown Brothers Harriman	10/08/2021	2,169
NOK	11,955,000	USD	1,366,598	Deutsche Bank AG	10/08/2021	938
NOK	43,802,683	USD	5,001,046	JPMorgan Chase Bank N.A.	10/08/2021	9,555
USD	641,395	AUD	864,000	BNP Paribas S.A.	10/08/2021	16,759
USD	2,573,430	AUD	3,524,000	Deutsche Bank AG	10/08/2021	25,723
USD	308,729	AUD	422,019	HSBC Bank	10/08/2021	3,626
USD	4,377,544	AUD	5,989,844	JPMorgan Chase Bank N.A.	10/08/2021	47,133
USD	734,902	AUD	1,000,000	Merrill Lynch International	10/08/2021	11,943
USD	733,424	AUD	998,725	Morgan Stanley Capital Services, Inc.	10/22/2021	11,344
USD	2,206,075	AUD	2,975,013	State Street Bank Corp.	10/08/2021	55,263
USD	436,937	AUD	593,049	UBS AG	10/08/2021	8,187
USD	643,848	CAD	807,000	Merrill Lynch International	10/08/2021	6,719
USD	1,341,469	CAD	1,690,000	Morgan Stanley Capital Services, Inc.	10/08/2021	7,210
USD	1,296,149	CAD	1,635,000	State Street Bank Corp.	10/08/2021	5,312
USD	842,587	EUR	708,000	Barclays Bank PLC	10/08/2021	22,416
USD	1,495,654	EUR	1,262,000	BNP Paribas S.A.	10/08/2021	33,710
USD	2,942,050	EUR	2,500,000	Citibank N.A.	10/08/2021	45,965
USD	6,052,296	EUR	5,126,729	HSBC Bank	10/08/2021	113,318
USD	12,948,899	EUR	10,957,217	Merrill Lynch International	10/08/2021	255,688
USD	5,105,187	EUR	4,326,909	Morgan Stanley Capital Services, Inc.	10/08/2021	92,750
USD	199,678	EUR	170,000	State Street Bank Corp.	10/08/2021	2,744
USD	308,792	GBP	224,000	Brown Brothers Harriman	10/08/2021	6,973
USD	911,894	GBP	660,000	HSBC Bank	10/08/2021	22,608
USD	1,417,063	GBP	1,030,000	Morgan Stanley Capital Services, Inc.	10/08/2021	29,237
USD	4,303,933	GBP	3,141,730	State Street Bank Corp.	10/08/2021	70,755
USD	1,305,516	JPY	143,925,000	Goldman Sachs International	10/08/2021	12,298
USD	109,091	JPY	12,000,000	JPMorgan Chase Bank N.A.	10/08/2021	1,267
USD	1,299,525	JPY	142,149,000	Merrill Lynch International	10/08/2021	22,266
USD	4,464,572	JPY	492,996,986	Morgan Stanley Capital Services, Inc.	10/08/2021	34,819
USD	154,838	NOK	1,337,000	Brown Brothers Harriman	10/08/2021	1,898
USD	2,825,345	NZD	4,000,000	Deutsche Bank AG	10/08/2021	63,998
USD	1,283,939	NZD	1,823,000	Morgan Stanley Capital Services, Inc.	10/08/2021	25,455
USD	1,280,002	NZD	1,822,000	State Street Bank Corp.	10/08/2021	22,209
USD	1,297,485	SEK	11,295,000	Barclays Bank PLC	10/08/2021	7,240
USD	1,768,303	SEK	15,292,071	Deutsche Bank AG	10/08/2021	21,466
USD	4,803,718	SEK	41,535,478	JPMorgan Chase Bank N.A.	10/08/2021	59,056
USD	1,291,813	SEK	11,211,000	Merrill Lynch International	10/08/2021	11,164
USD	1,306,034	SEK	11,377,000	Morgan Stanley Capital Services, Inc.	10/08/2021	6,422
						$1,200,095
Liability Derivatives
AUD	1,749,000	USD	1,289,441	Goldman Sachs International	10/08/2021	$(24,987)
AUD	1,771,000	USD	1,302,812	JPMorgan Chase Bank N.A.	10/08/2021	(22,452)
AUD	2,300,000	USD	1,703,854	Morgan Stanley Capital Services, Inc.	10/08/2021	(41,049)
CAD	1,639,000	USD	1,303,642	Barclays Bank PLC	10/08/2021	(9,647)
CAD	2,401,622	USD	1,921,731	Deutsche Bank AG	10/08/2021	(25,644)
CAD	822,000	USD	660,705	JPMorgan Chase Bank N.A.	10/08/2021	(11,734)
DKK	3,369,186	USD	537,418	Morgan Stanley Capital Services, Inc.	10/08/2021	(12,589)
EUR	244,048	USD	285,979	BNP Paribas S.A.	10/08/2021	(3,266)
EUR	1,460,096	USD	1,722,032	Citibank N.A.	10/08/2021	(30,608)
EUR	1,198,949	USD	1,417,981	Credit Suisse Group	10/08/2021	(29,078)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	1,550,010	USD	1,830,301	Deutsche Bank AG	10/08/2021	$(34,716)
EUR	219,341	USD	259,562	Goldman Sachs International	10/08/2021	(5,470)
EUR	3,304,000	USD	3,899,029	HSBC Bank	10/08/2021	(71,563)
EUR	2,590,046	USD	3,050,064	Morgan Stanley Capital Services, Inc.	10/08/2021	(49,667)
EUR	4,096,000	USD	4,831,144	State Street Bank Corp.	10/08/2021	(86,198)
GBP	497,600	USD	690,406	Citibank N.A.	10/08/2021	(19,937)
GBP	12,941,255	USD	17,954,135	Merrill Lynch International	10/08/2021	(517,040)
GBP	1,680,392	USD	2,333,147	Morgan Stanley Capital Services, Inc.	10/08/2021	(68,980)
JPY	290,000,000	USD	2,645,394	Goldman Sachs International	10/08/2021	(39,641)
JPY	285,192,000	USD	2,613,366	JPMorgan Chase Bank N.A.	10/08/2021	(50,814)
JPY	143,064,000	USD	1,303,687	Merrill Lynch International	10/08/2021	(18,206)
NOK	11,438,000	USD	1,311,179	HSBC Bank	10/08/2021	(2,783)
NZD	1,854,000	USD	1,297,926	Brown Brothers Harriman	10/08/2021	(18,042)
NZD	3,627,955	USD	2,543,951	Citibank N.A.	10/08/2021	(39,440)
NZD	3,847,000	USD	2,695,031	Deutsche Bank AG	10/08/2021	(39,305)
SEK	11,283,000	USD	1,320,487	BNP Paribas S.A.	10/08/2021	(31,612)
SEK	11,000,000	USD	1,274,094	Citibank N.A.	10/08/2021	(17,547)
SEK	11,756,000	USD	1,365,565	State Street Bank Corp.	10/08/2021	(22,659)
USD	1,285,128	AUD	1,791,000	Citibank N.A.	10/08/2021	(9,691)
USD	1,286,638	CAD	1,640,000	HSBC Bank	10/08/2021	(8,147)
USD	1,330,820	CAD	1,700,000	JPMorgan Chase Bank N.A.	10/08/2021	(11,335)
USD	2,932,869	CAD	3,718,792	Morgan Stanley Capital Services, Inc.	10/08/2021	(3,128)
USD	1,237,348	GBP	922,000	Citibank N.A.	10/08/2021	(4,958)
USD	442,771	GBP	330,000	JPMorgan Chase Bank N.A.	10/08/2021	(1,872)
USD	199,053	JPY	22,272,000	Brown Brothers Harriman	10/08/2021	(1,069)
USD	2,467,748	NOK	21,615,000	Deutsche Bank AG	10/08/2021	(4,798)
USD	1,290,216	NOK	11,491,000	JPMorgan Chase Bank N.A.	10/08/2021	(24,242)
USD	1,280,622	NOK	11,537,000	Morgan Stanley Capital Services, Inc.	10/08/2021	(39,099)
						$(1,453,013)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Note 10 yr	Short	AUD	30	$3,068,328	December – 2021	$37,127
Canadian Treasury Bond 10 yr	Short	CAD	54	6,103,032	December – 2021	140,308
Euro-Bund 10 yr	Short	EUR	64	12,589,503	December – 2021	171,842
Long Gilt 10 yr	Short	GBP	28	4,721,560	December – 2021	41,310
U.S. Treasury Note 10 yr	Short	USD	39	5,132,765	December – 2021	70,241
						$460,828
At September 30, 2021, the fund had cash collateral of $290,000 and other liquid securities with an aggregate value of $589,361 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$87,967,780	$—	$87,967,780
Non - U.S. Sovereign Debt	—	143,151,278	—	143,151,278
Municipal Bonds	—	2,906,375	—	2,906,375
U.S. Corporate Bonds	—	2,083,039	—	2,083,039
Residential Mortgage-Backed Securities	—	1,107,149	—	1,107,149
Commercial Mortgage-Backed Securities	—	3,821,255	—	3,821,255
Asset-Backed Securities (including CDOs)	—	3,078,711	—	3,078,711
Foreign Bonds	—	450,943	—	450,943
Mutual Funds	3,496,402	—	—	3,496,402
Total	$3,496,402	$244,566,530	$—	$248,062,932
Other Financial Instruments
Futures Contracts – Assets	$460,828	$—	$—	$460,828
Forward Foreign Currency Exchange Contracts – Assets	—	1,200,095	—	1,200,095
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,453,013)	—	(1,453,013)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,558,229	$101,411,038	$99,472,865	$—	$—	$3,496,402
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,603	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	52.7%
United Kingdom	22.0%
Italy	11.8%
Spain	5.3%
Japan	3.0%
Sweden	2.9%
Australia	2.2%
France	0.6%
Germany	(0.7)%
Other Countries	0.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.